Long Term Debt - Obligations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Debt Instruments [Abstract]
June 30, 2019	$ 2,050
June 30, 2020	196,800
Total	$ 198,850	$ 199,875